Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Accruals	$ 4,902	$ 3,931
Trade	1,005	1,075
Joint Operations Payable	110	75
Employee Long-Term Incentives	132	284
Interest	72	69
Provisions for Onerous and Unfavourable Contracts	11	18
Other	10	28
Accounts payable and accrued liabilities	$ 6,242	$ 5,480